Revenue from customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 0	$ 328
Margin fee	10.00%
Consulting fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 0	326
Margin fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 0	$ 2